38. Commitments	12 Months Ended
Dec. 31, 2017
Commitments
Commitments

Commitments related to long-term contracts not yet incurred, and therefore not recognized in the financial statements, are as follows:

12.31.2017
Energy purchase and transportation contracts	118,588,046
Additions to property, plant and equipment
Construction of transmission lines and substations	292,601
Construction of HPP Colíder power plant	42,653
Construction of HPP Baixo Iguaçu	193,156
Construction of Cutia wind farm	701,191
Telecommunications works	131,557
Additions to intangible assets	161,337
Gas purchase contracts	54,670